Strategic Funding (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Sep. 07, 2023 USD ($)	Sep. 01, 2023 shares	Mar. 01, 2023 $ / shares shares	Jan. 30, 2023 USD ($)	Dec. 01, 2022 $ / shares shares	Oct. 27, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Sep. 14, 2023 shares	Dec. 31, 2022 shares	Nov. 30, 2022 USD ($)	Aug. 08, 2022 USD ($)
Strategic Funding [Line Items]
Funded amount (in Dollars)												$ 4,000
Cash commitment (in Dollars)						$ 4,000					$ 333
Additional funding (in Dollars)						$ 2,000
Debt installments percentage						100.00%
Weighted effective interest rate							34.92%
Warrants granted (in Shares) | shares							5,006,386
Warrants issued (in Shares) | shares							508,898	2,393,740	187,225	140,135
Ordinary shares exceeds percentage							150.00%
Due amount (in Dollars)				$ 111
Total amount (in Dollars)				2,000
Original tranche amount (in Dollars)				$ 333
Future revenue percentage	100.00%
Repayment amount percentage	100.00%
Extend tranches	30 months
Original tranches	24 months
Total consideration warrants (in Dollars)	$ 500
Canceled warrant (in Dollars)	366
Risk free interest rate								5.32%
Expected term							2 years 6 months
Expected volatility								91.00%
Other equity reserve (in Dollars)	274
Profit or loss as financial expense (in Dollars)	$ 349
Effective interest rate	18.70%
Tranches 1-2 [Member]
Strategic Funding [Line Items]
Cash commitment (in Dollars)												2,000
Tranches 3-8 [Member]
Strategic Funding [Line Items]
Cash commitment (in Dollars)												$ 2,000
Tranche 2 [Member]
Strategic Funding [Line Items]
Cash commitment (in Dollars)						$ 1,000
Bottom of Range [Member]
Strategic Funding [Line Items]
Risk free interest rate							3.14%
Expected term							3 years 3 days
Expected volatility rate							95.76%
Risk free interest rate							4.13%	4.01%
Expected term	1 year 11 months 4 days
Expected volatility							110.83%	81.07%
Bottom of Range [Member] | Monte-Carlo Model [Member]
Strategic Funding [Line Items]
Risk free interest rate	4.66%
Expected volatility	77.29%
Top of Range [Member]
Strategic Funding [Line Items]
Risk free interest rate							4.30%
Expected term							3 years 10 months 6 days
Expected volatility rate							99.96%
Risk free interest rate							4.25%	4.92%
Expected term	2 years 11 months 23 days
Expected volatility							116.14%	94.33%
Top of Range [Member] | Monte-Carlo Model [Member]
Strategic Funding [Line Items]
Risk free interest rate	4.99%
Expected volatility	79.22%
Series A Warrants [Member]
Strategic Funding [Line Items]
Warrants issued (in Shares) | shares					2,068,966
Exercise price per share (in Dollars per share) | $ / shares					$ 0.725
Shares vested					1,034,483
Percentage of shares are fully vested					50.00%
Remaining shares vested (in Shares) | shares					1,034,483
Percentage of warrants cancelled							50.00%
Fair value of warrants (in Dollars)							$ 596
Series B Warrants [Member]
Strategic Funding [Line Items]
Warrants issued (in Shares) | shares					344,828
Exercise price per share (in Dollars per share) | $ / shares					$ 1.45
Shares vested					172,414
Percentage of shares are fully vested					50.00%
Remaining shares vested (in Shares) | shares					172,414
Percentage of warrants cancelled							50.00%
Fair value of warrants (in Dollars)							$ 596
Series C Warrants [Member]
Strategic Funding [Line Items]
Warrants issued (in Shares) | shares			2,222,222
Exercise price per share (in Dollars per share) | $ / shares			$ 0.675
Percentage of shares are fully vested			50.00%
Remaining shares vested (in Shares) | shares		1,111,111	1,111,111
Percentage of warrants cancelled		50.00%
Fair value percentage of warrants							50.00%
Percentage of warrants on pro rata basis							50.00%
Series C Warrants [Member] | Accounting treatment [Member]
Strategic Funding [Line Items]
Percentage of warrants cancelled							50.00%
Series D Warrants [Member]
Strategic Funding [Line Items]
Warrants issued (in Shares) | shares			370,370
Exercise price per share (in Dollars per share) | $ / shares			$ 1.35
Percentage of shares are fully vested			50.00%
Remaining shares vested (in Shares) | shares		185,185	185,185
Percentage of warrants cancelled		50.00%
Fair value percentage of warrants							50.00%
Series D Warrants [Member] | Accounting treatment [Member]
Strategic Funding [Line Items]
Percentage of warrants cancelled							50.00%